Stockholders’ Equity (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Mar. 20, 2020	Mar. 02, 2020	Mar. 02, 2020	Feb. 29, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock authorized shares					25,000,000		25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued					2,831,169		2,823,072	2,810,865
Common stock, shares outstanding					2,831,169		2,823,072	2,810,865
Warrant to purchase of shares of common stock								95,500
Fair value of warrants issued								$ 3.90
Interest expense					$ 112,601	$ 113,044	$ 452,120	$ 548,742
Reverse stock split, description	one-for-fifty (1-for-50) reverse stock split
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Private placement offering		$ 440,000
Private placement agent		8.00%
Underwriting expense		$ 307,867
Debt issuance costs		$ 175,924	$ 175,924
Interest expense					$ 25,935	$ 25,935	$ 103,739	$ 86,449
Accredited Investors [Member] | 12% Subordinated Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold		2,000
Number of stock issued during period, shares		80,000
Sale of stock price per share		$ 1,000	$ 1,000
Conversion of units		$ 2,000,000
Value of stock sold		$ 1,000
Conversion of units, shares		40
Accredited Investors [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold		955,000
Number of stock issued during period, shares		875,000
Proceeds from private placement		$ 3,500,000
Price per share		$ 4.00	$ 4.00
Placement Agent [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Private placement offering		$ 440,000
Private placement agent		8.00%
Warrant to purchase of shares of common stock		95,500	95,500
Class of warrant or right, exercise price of warrants or rights		$ 4.00	$ 4.00
Warrants term		5 years	5 years
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock authorized shares	25,000,000	75,000,000	75,000,000	25,000,000
Reverse stock split, description				effectuate a reverse split of our issued and outstanding shares of common stock at a ratio of one-for-fifty (1-for-50) (the “Reverse Split”), and reduce the number of authorized shares of our common stock to 25,000,000 shares (the “25,000,000 Share Amendment”). The Reverse Split and the 25,000,000 Share Amendment became effective on March 20, 2020
Board of Directors [Member] | Post-split Basis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock authorized shares		1,500,000	1,500,000
Board of Directors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock authorized shares		160,000,000	160,000,000
Board of Directors [Member] | Maximum [Member] | Post-split Basis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock authorized shares		3,200,000	3,200,000
Securities Purchase Agreement [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued during period, shares		80,000
Securities Purchase Agreement [Member] | Accredited Investors [Member] | 12% Subordinated Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold		2,000
Number of stock issued during period, shares		40
Sale of stock price per share		$ 1,000	$ 1,000
Proceeds from private placement		$ 2,000,000
Common stock purchase price shares		2,000
Conversion of units		$ 1,000
Conversion of units, shares			40
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold		955,000
Number of stock issued during period, shares		875,000
Sale of stock price per share		$ 4.00	$ 4.00
Proceeds from private placement		$ 3,500,000
2015 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, capital shares reserved for future issuance							497,330
Two Thousand Fifteen Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, capital shares reserved for future issuance					497,330
Exercise of Outstanding Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, capital shares reserved for future issuance					131,700		131,700
Warrants [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Underwriting expense		236,761
Debt issuance costs		$ 135,291	$ 135,291
Fair value of warrants issued		$ 3.90	$ 3.90
Warrants [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Underwriting expense		$ 307,867
Debt issuance costs		$ 175,924	$ 175,924
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase of shares of common stock					3,000
Class of warrant or right, exercise price of warrants or rights					$ 15.00
Warrant maturity date					Sep. 21, 2022
Warrant One [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase of shares of common stock							3,000
Class of warrant or right, exercise price of warrants or rights							$ 15.00
Warrant maturity date							Sep. 22, 2022
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase of shares of common stock					17,200
Class of warrant or right, exercise price of warrants or rights					$ 12.50
Warrants exercisable description					November 17, 2022 and November 30, 2022
Warrant Two [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase of shares of common stock							17,200
Class of warrant or right, exercise price of warrants or rights							$ 12.50
Warrant maturity date							Nov. 30, 2022
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase of shares of common stock					16,000
Class of warrant or right, exercise price of warrants or rights					$ 9.00
Warrants exercisable description					September 20, 2023 and September 26, 2023
Warrant Three [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase of shares of common stock							16,000
Class of warrant or right, exercise price of warrants or rights							$ 9.00
Warrant maturity date							Sep. 26, 2023
Warrant Four [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase of shares of common stock							95,500
Class of warrant or right, exercise price of warrants or rights							$ 4.00
Warrant maturity date							Feb. 28, 2025
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase of shares of common stock		95,500	95,500		95,500
Class of warrant or right, exercise price of warrants or rights		$ 4.00	$ 4.00		$ 4.00
Warrants term		5 years	5 years
Underwriting expense		$ 236,761
Debt issuance costs		$ 135,291	$ 135,291
Fair value of warrants issued		$ 3.90	$ 3.90
Warrant exercisable date					Mar. 02, 2025